Related Party Transactions (Details) - Schedule of related parties accounts receivable - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of related parties accounts receivable [Abstract]
Less: Allowance for doubtful accounts
Accounts receivable, net		133,909
Chengdu Zangqingyuan Herb Co., Ltd. [Member]
Schedule of related parties accounts receivable [Abstract]
Accounts receivable, gross		133,909
Foshan Xiongluyu Tea Co., Ltd. [Member]
Schedule of related parties accounts receivable [Abstract]
Accounts receivable, gross
Gasar Biotechnology Co., Ltd [Member]
Schedule of related parties accounts receivable [Abstract]
Accounts receivable, gross